Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000136710 | Republic of Kenya Infrastructure Bonds_18.461_8/9/2032
Holdings [Line Items]
Percent of Total Investments	2.20%
C000136710 | Kyrgyz Republic International Bonds_7.750_6/3/2030
Holdings [Line Items]
Percent of Total Investments	1.90%
C000136710 | Mozambique International Bonds_9.000_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.80%
C000136710 | Argentina Republic Government International Bonds_4.125_7/9/2035
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136710 | Republic of Uganda Government Bonds_14.250_6/22/2034
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136710 | Argentina Republic Government International Bonds_1.000_7/9/2029
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136710 | Egypt Government International Bonds_8.875_5/29/2050
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136710 | Republic of Uzbekistan International Bonds_15.500_2/25/2028
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136710 | Republic of Cameroon International Bonds_9.500_7/31/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136710 | Suriname Government International Bonds_7.950_7/15/2033
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136710 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136710 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136710 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136710 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136710 | IndustryMulti-National
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136710 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136710 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136710 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000136710 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000136710 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000136710 | Uganda
Holdings [Line Items]
Percent of Total Investments	3.30%
C000136710 | Uzbekistan
Holdings [Line Items]
Percent of Total Investments	3.50%
C000136710 | Egypt
Holdings [Line Items]
Percent of Total Investments	3.60%
C000136710 | Ghana
Holdings [Line Items]
Percent of Total Investments	3.60%
C000136710 | Argentina
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136710 | Nigeria
Holdings [Line Items]
Percent of Total Investments	4.00%
C000136710 | Angola
Holdings [Line Items]
Percent of Total Investments	4.00%
C000136710 | Zambia
Holdings [Line Items]
Percent of Total Investments	4.30%
C000136710 | Kenya
Holdings [Line Items]
Percent of Total Investments	4.60%
C000136710 | United States
Holdings [Line Items]
Percent of Total Investments	6.80%
C000136710 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000136710 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000136710 | AssetCredit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000136710 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000136710 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136711 | Republic of Kenya Infrastructure Bonds_18.461_8/9/2032
Holdings [Line Items]
Percent of Total Investments	2.20%
C000136711 | Kyrgyz Republic International Bonds_7.750_6/3/2030
Holdings [Line Items]
Percent of Total Investments	1.90%
C000136711 | Mozambique International Bonds_9.000_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.80%
C000136711 | Argentina Republic Government International Bonds_4.125_7/9/2035
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136711 | Republic of Uganda Government Bonds_14.250_6/22/2034
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136711 | Argentina Republic Government International Bonds_1.000_7/9/2029
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136711 | Egypt Government International Bonds_8.875_5/29/2050
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136711 | Republic of Uzbekistan International Bonds_15.500_2/25/2028
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136711 | Republic of Cameroon International Bonds_9.500_7/31/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136711 | Suriname Government International Bonds_7.950_7/15/2033
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136711 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136711 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136711 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136711 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136711 | IndustryMulti-National
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136711 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136711 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136711 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000136711 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000136711 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000136711 | Uganda
Holdings [Line Items]
Percent of Total Investments	3.30%
C000136711 | Uzbekistan
Holdings [Line Items]
Percent of Total Investments	3.50%
C000136711 | Egypt
Holdings [Line Items]
Percent of Total Investments	3.60%
C000136711 | Ghana
Holdings [Line Items]
Percent of Total Investments	3.60%
C000136711 | Argentina
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136711 | Nigeria
Holdings [Line Items]
Percent of Total Investments	4.00%
C000136711 | Angola
Holdings [Line Items]
Percent of Total Investments	4.00%
C000136711 | Zambia
Holdings [Line Items]
Percent of Total Investments	4.30%
C000136711 | Kenya
Holdings [Line Items]
Percent of Total Investments	4.60%
C000136711 | United States
Holdings [Line Items]
Percent of Total Investments	6.80%
C000136711 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000136711 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000136711 | AssetCredit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000136711 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000136711 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136713 | Republic of Kenya Infrastructure Bonds_18.461_8/9/2032
Holdings [Line Items]
Percent of Total Investments	2.20%
C000136713 | Kyrgyz Republic International Bonds_7.750_6/3/2030
Holdings [Line Items]
Percent of Total Investments	1.90%
C000136713 | Mozambique International Bonds_9.000_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.80%
C000136713 | Argentina Republic Government International Bonds_4.125_7/9/2035
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136713 | Republic of Uganda Government Bonds_14.250_6/22/2034
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136713 | Argentina Republic Government International Bonds_1.000_7/9/2029
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136713 | Egypt Government International Bonds_8.875_5/29/2050
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136713 | Republic of Uzbekistan International Bonds_15.500_2/25/2028
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136713 | Republic of Cameroon International Bonds_9.500_7/31/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136713 | Suriname Government International Bonds_7.950_7/15/2033
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136713 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136713 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136713 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136713 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136713 | IndustryMulti-National
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136713 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136713 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136713 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000136713 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000136713 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000136713 | Uganda
Holdings [Line Items]
Percent of Total Investments	3.30%
C000136713 | Uzbekistan
Holdings [Line Items]
Percent of Total Investments	3.50%
C000136713 | Egypt
Holdings [Line Items]
Percent of Total Investments	3.60%
C000136713 | Ghana
Holdings [Line Items]
Percent of Total Investments	3.60%
C000136713 | Argentina
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136713 | Nigeria
Holdings [Line Items]
Percent of Total Investments	4.00%
C000136713 | Angola
Holdings [Line Items]
Percent of Total Investments	4.00%
C000136713 | Zambia
Holdings [Line Items]
Percent of Total Investments	4.30%
C000136713 | Kenya
Holdings [Line Items]
Percent of Total Investments	4.60%
C000136713 | United States
Holdings [Line Items]
Percent of Total Investments	6.80%
C000136713 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000136713 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000136713 | AssetCredit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000136713 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000136713 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136712 | Republic of Kenya Infrastructure Bonds_18.461_8/9/2032
Holdings [Line Items]
Percent of Total Investments	2.20%
C000136712 | Kyrgyz Republic International Bonds_7.750_6/3/2030
Holdings [Line Items]
Percent of Total Investments	1.90%
C000136712 | Mozambique International Bonds_9.000_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.80%
C000136712 | Argentina Republic Government International Bonds_4.125_7/9/2035
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136712 | Republic of Uganda Government Bonds_14.250_6/22/2034
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136712 | Argentina Republic Government International Bonds_1.000_7/9/2029
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136712 | Egypt Government International Bonds_8.875_5/29/2050
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136712 | Republic of Uzbekistan International Bonds_15.500_2/25/2028
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136712 | Republic of Cameroon International Bonds_9.500_7/31/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136712 | Suriname Government International Bonds_7.950_7/15/2033
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136712 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136712 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136712 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136712 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136712 | IndustryMulti-National
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136712 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136712 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136712 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000136712 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000136712 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000136712 | Uganda
Holdings [Line Items]
Percent of Total Investments	3.30%
C000136712 | Uzbekistan
Holdings [Line Items]
Percent of Total Investments	3.50%
C000136712 | Egypt
Holdings [Line Items]
Percent of Total Investments	3.60%
C000136712 | Ghana
Holdings [Line Items]
Percent of Total Investments	3.60%
C000136712 | Argentina
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136712 | Nigeria
Holdings [Line Items]
Percent of Total Investments	4.00%
C000136712 | Angola
Holdings [Line Items]
Percent of Total Investments	4.00%
C000136712 | Zambia
Holdings [Line Items]
Percent of Total Investments	4.30%
C000136712 | Kenya
Holdings [Line Items]
Percent of Total Investments	4.60%
C000136712 | United States
Holdings [Line Items]
Percent of Total Investments	6.80%
C000136712 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000136712 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000136712 | AssetCredit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000136712 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000136712 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136714 | Republic of Kenya Infrastructure Bonds_18.461_8/9/2032
Holdings [Line Items]
Percent of Total Investments	2.20%
C000136714 | Kyrgyz Republic International Bonds_7.750_6/3/2030
Holdings [Line Items]
Percent of Total Investments	1.90%
C000136714 | Mozambique International Bonds_9.000_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.80%
C000136714 | Argentina Republic Government International Bonds_4.125_7/9/2035
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136714 | Republic of Uganda Government Bonds_14.250_6/22/2034
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136714 | Argentina Republic Government International Bonds_1.000_7/9/2029
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136714 | Egypt Government International Bonds_8.875_5/29/2050
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136714 | Republic of Uzbekistan International Bonds_15.500_2/25/2028
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136714 | Republic of Cameroon International Bonds_9.500_7/31/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136714 | Suriname Government International Bonds_7.950_7/15/2033
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136714 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136714 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136714 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136714 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136714 | IndustryMulti-National
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136714 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136714 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136714 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000136714 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000136714 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000136714 | Uganda
Holdings [Line Items]
Percent of Total Investments	3.30%
C000136714 | Uzbekistan
Holdings [Line Items]
Percent of Total Investments	3.50%
C000136714 | Egypt
Holdings [Line Items]
Percent of Total Investments	3.60%
C000136714 | Ghana
Holdings [Line Items]
Percent of Total Investments	3.60%
C000136714 | Argentina
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136714 | Nigeria
Holdings [Line Items]
Percent of Total Investments	4.00%
C000136714 | Angola
Holdings [Line Items]
Percent of Total Investments	4.00%
C000136714 | Zambia
Holdings [Line Items]
Percent of Total Investments	4.30%
C000136714 | Kenya
Holdings [Line Items]
Percent of Total Investments	4.60%
C000136714 | United States
Holdings [Line Items]
Percent of Total Investments	6.80%
C000136714 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000136714 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000136714 | AssetCredit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000136714 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000136714 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221417 | U.S. Treasury Bonds_3.375_11/15/2048
Holdings [Line Items]
Percent of Total Investments	4.90%
C000221417 | U.S. Treasury Notes_4.250_11/15/2034
Holdings [Line Items]
Percent of Total Investments	3.30%
C000221417 | U.S. Treasury Notes_4.125_3/31/2031
Holdings [Line Items]
Percent of Total Investments	2.70%
C000221417 | U.S. Treasury Notes_4.625_2/15/2035
Holdings [Line Items]
Percent of Total Investments	2.40%
C000221417 | RCKT Mortgage Trust_6.902_6/25/2043
Holdings [Line Items]
Percent of Total Investments	1.80%
C000221417 | U.S. Treasury Bonds_1.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	1.80%
C000221417 | U.S. Treasury Notes_4.250_5/15/2035
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221417 | U.S. Treasury Notes_2.875_5/15/2032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221417 | U.S. Treasury Notes_4.500_11/15/2033
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221417 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	1.40%
C000221417 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221417 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221417 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000221417 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221417 | IndustryMunicipal
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221417 | IndustryCommercial MBS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000221417 | IndustryUMBS Collateral
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000221417 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000221417 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000221417 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000221417 | United States
Holdings [Line Items]
Percent of Total Investments	96.80%
C000221417 | Bermuda
Holdings [Line Items]
Percent of Total Investments	0.10%
C000221417 | France
Holdings [Line Items]
Percent of Total Investments	0.10%
C000221417 | Australia
Holdings [Line Items]
Percent of Total Investments	0.20%
C000221417 | China
Holdings [Line Items]
Percent of Total Investments	0.20%
C000221417 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	0.50%
C000221417 | Ireland
Holdings [Line Items]
Percent of Total Investments	0.60%
C000221417 | Canada
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221417 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000221417 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221417 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000221417 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000221417 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000221417 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000221417 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000221417 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221418 | U.S. Treasury Bonds_3.375_11/15/2048
Holdings [Line Items]
Percent of Total Investments	4.90%
C000221418 | U.S. Treasury Notes_4.250_11/15/2034
Holdings [Line Items]
Percent of Total Investments	3.30%
C000221418 | U.S. Treasury Notes_4.125_3/31/2031
Holdings [Line Items]
Percent of Total Investments	2.70%
C000221418 | U.S. Treasury Notes_4.625_2/15/2035
Holdings [Line Items]
Percent of Total Investments	2.40%
C000221418 | RCKT Mortgage Trust_6.902_6/25/2043
Holdings [Line Items]
Percent of Total Investments	1.80%
C000221418 | U.S. Treasury Bonds_1.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	1.80%
C000221418 | U.S. Treasury Notes_4.250_5/15/2035
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221418 | U.S. Treasury Notes_2.875_5/15/2032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221418 | U.S. Treasury Notes_4.500_11/15/2033
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221418 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	1.40%
C000221418 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221418 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221418 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000221418 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221418 | IndustryMunicipal
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221418 | IndustryCommercial MBS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000221418 | IndustryUMBS Collateral
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000221418 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000221418 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000221418 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000221418 | United States
Holdings [Line Items]
Percent of Total Investments	96.80%
C000221418 | Bermuda
Holdings [Line Items]
Percent of Total Investments	0.10%
C000221418 | France
Holdings [Line Items]
Percent of Total Investments	0.10%
C000221418 | Australia
Holdings [Line Items]
Percent of Total Investments	0.20%
C000221418 | China
Holdings [Line Items]
Percent of Total Investments	0.20%
C000221418 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	0.50%
C000221418 | Ireland
Holdings [Line Items]
Percent of Total Investments	0.60%
C000221418 | Canada
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221418 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000221418 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221418 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000221418 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000221418 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000221418 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000221418 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000221418 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221415 | U.S. Treasury Bonds_3.375_11/15/2048
Holdings [Line Items]
Percent of Total Investments	4.90%
C000221415 | U.S. Treasury Notes_4.250_11/15/2034
Holdings [Line Items]
Percent of Total Investments	3.30%
C000221415 | U.S. Treasury Notes_4.125_3/31/2031
Holdings [Line Items]
Percent of Total Investments	2.70%
C000221415 | U.S. Treasury Notes_4.625_2/15/2035
Holdings [Line Items]
Percent of Total Investments	2.40%
C000221415 | RCKT Mortgage Trust_6.902_6/25/2043
Holdings [Line Items]
Percent of Total Investments	1.80%
C000221415 | U.S. Treasury Bonds_1.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	1.80%
C000221415 | U.S. Treasury Notes_4.250_5/15/2035
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221415 | U.S. Treasury Notes_2.875_5/15/2032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221415 | U.S. Treasury Notes_4.500_11/15/2033
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221415 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	1.40%
C000221415 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221415 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221415 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000221415 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221415 | IndustryMunicipal
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221415 | IndustryCommercial MBS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000221415 | IndustryUMBS Collateral
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000221415 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000221415 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000221415 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000221415 | United States
Holdings [Line Items]
Percent of Total Investments	96.80%
C000221415 | Bermuda
Holdings [Line Items]
Percent of Total Investments	0.10%
C000221415 | France
Holdings [Line Items]
Percent of Total Investments	0.10%
C000221415 | Australia
Holdings [Line Items]
Percent of Total Investments	0.20%
C000221415 | China
Holdings [Line Items]
Percent of Total Investments	0.20%
C000221415 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	0.50%
C000221415 | Ireland
Holdings [Line Items]
Percent of Total Investments	0.60%
C000221415 | Canada
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221415 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000221415 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221415 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000221415 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000221415 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000221415 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000221415 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000221415 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221416 | U.S. Treasury Bonds_3.375_11/15/2048
Holdings [Line Items]
Percent of Total Investments	4.90%
C000221416 | U.S. Treasury Notes_4.250_11/15/2034
Holdings [Line Items]
Percent of Total Investments	3.30%
C000221416 | U.S. Treasury Notes_4.125_3/31/2031
Holdings [Line Items]
Percent of Total Investments	2.70%
C000221416 | U.S. Treasury Notes_4.625_2/15/2035
Holdings [Line Items]
Percent of Total Investments	2.40%
C000221416 | RCKT Mortgage Trust_6.902_6/25/2043
Holdings [Line Items]
Percent of Total Investments	1.80%
C000221416 | U.S. Treasury Bonds_1.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	1.80%
C000221416 | U.S. Treasury Notes_4.250_5/15/2035
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221416 | U.S. Treasury Notes_2.875_5/15/2032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221416 | U.S. Treasury Notes_4.500_11/15/2033
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221416 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	1.40%
C000221416 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221416 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221416 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000221416 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221416 | IndustryMunicipal
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221416 | IndustryCommercial MBS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000221416 | IndustryUMBS Collateral
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000221416 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000221416 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000221416 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000221416 | United States
Holdings [Line Items]
Percent of Total Investments	96.80%
C000221416 | Bermuda
Holdings [Line Items]
Percent of Total Investments	0.10%
C000221416 | France
Holdings [Line Items]
Percent of Total Investments	0.10%
C000221416 | Australia
Holdings [Line Items]
Percent of Total Investments	0.20%
C000221416 | China
Holdings [Line Items]
Percent of Total Investments	0.20%
C000221416 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	0.50%
C000221416 | Ireland
Holdings [Line Items]
Percent of Total Investments	0.60%
C000221416 | Canada
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221416 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000221416 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221416 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000221416 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000221416 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000221416 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000221416 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000221416 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%